10-K Stock-Based Compensation - Summary of performance share awards (Details) - Performance Share Awards	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Shares
Nonvested at beginning of period (in shares) | shares	69,250,000
Granted (in shares) | shares	34,946,000
Additional performance shares earned (unearned) (in shares) | shares	(2,874,000)
Vested (in shares) | shares	31,721,000
Nonvested at end of period (in shares) | shares	69,601,000
Weighted Average Grant-Date Fair Value
Nonvested at beginning of period (in dollars per share) | $ / shares	$ 34.42
Granted (in dollars per share) | $ / shares	31.99
Additional performance shares earned (unearned) (in dollars per share) | $ / shares	31.63
Vested (in dollars per share) | $ / shares	36.60
Nonvested at end of period (in dollars per share) | $ / shares	$ 32.32